Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Oct. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	196.67	23
Preferred stock, shares outstanding	0	196.67	23
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	13,844,905	13,073,161	10,732,387
Common stock, shares outstanding	13,844,905	13,073,161	10,732,387